INCOME TAXES - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Federal	$ 920	$ 361	$ 405
State	120	110	106
Foreign	374	293	211
Current income tax provision	1,414	764	722
Future:
Federal	(90)	(135)	(10)
State	(13)	(28)	(26)
Foreign	(249)	(80)	(70)
Deferred income tax provision (benefit)	(352)	(243)	(106)
Income tax expense	$ 1,062	$ 521	$ 616